OTHER ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Assets

(US$ MILLIONS)	June 30, 2024	December 31, 2023
Current
Work in progress (1)	$167	$167
Prepayments and other assets	342	305
Assets held for sale	15	17
Total current	$524	$489
Non-current
Prepayments and other assets	$250	$248
Total non-current	$250	$248
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(1)See Note 16 for additional information.